CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenue (including revenue from related parties of RMB573,158, RMB411,010 and RMB141,595 for the years ended December 31,2021, 2022 and 2023, respectively)	¥ 4,895,633	$ 689,535	¥ 3,434,620	¥ 4,477,929
Operating costs and expenses:
Sales and marketing (including expenses from related parties of RMB1,548, RMB38 and RMB24 for the years ended December 31, 2021, 2022 and 2023, respectively)	(656,603)	(92,481)	(573,974)	(1,553,344)
Origination, servicing and other operating costs (including costs from related parties of RMB354,985, RMB350,311 and RMB324,854 for the years ended December 31, 2021, 2022 and 2023, respectively)	(976,172)	(137,491)	(776,841)	(760,858)
Research and development(including expenses from related parties of RMB85,893, RMB65,268 and RMB52,468 for the years ended December 31, 2021, 2022 and 2023, respectively)	(148,754)	(20,952)	(151,924)	(207,996)
General and administrative (including expenses from related parties of RMB49,225, RMB35,368 and RMB19,567 for the years ended December 31, 2021, 2022 and 2023, respectively)	(231,135)	(32,555)	(271,794)	(298,244)
Allowance for contract assets, receivables and others	(288,187)	(40,589)	(188,223)	(370,154)
Total operating costs and expenses	(2,300,851)	(324,068)	(1,962,756)	(3,190,596)
Other income/(expenses):
Interest (expenses)/income, net	80,749	11,373	(26,302)	(73,383)
Fair value adjustments (loss)/gain	(50,171)	(7,066)	18,900	(37,442)
Other income, net	20,000	2,817	30,921	26,665
Total other (expenses)/income, net	50,578	7,124	23,519	(84,160)
Income before provision for income taxes	2,645,360	372,591	1,495,383	1,203,173
Income tax expenses	(565,163)	(79,601)	(300,512)	(170,189)
Net income	¥ 2,080,197	$ 292,990	¥ 1,194,871	¥ 1,032,984
Basic net income per share | (per share)	¥ 11.7692	$ 1.6577	¥ 6.8397	¥ 6.1113
Weighted average number of ordinary shares outstanding, basic	176,749,706	176,749,706	174,695,959	169,029,826
Diluted net income per share | (per share)	¥ 11.6415	$ 1.6397	¥ 6.8126	¥ 6.0554
Weighted average number of ordinary shares outstanding, diluted	178,688,319	178,688,319	175,391,332	170,590,203